UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: PractusTM LLP 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	December 31
Date of reporting period:	June 30, 2018

Item #1. Reports to Stockholders.

INDEX
REMS Real Estate Value Opportunity Fund, REMS Real Estate Income 50/50 Fund, REMS International Real Estate Value Opportunity Fund and Select Value Real Estate Securities Fund (collectively, the “REMS funds”)

REMSGroup
REAL ESTATE MANAGEMENT SERVICES GROUP, LLC

For the six months ended June 30, 2018 (unaudited)

Semi-Annual Report

REMS GROUP FUNDS

REMS Real Estate Value-Opportunity Fund

REMS Real Estate Income 50/50 Fund

REMS International Real Estate Value-Opportunity Fund

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
Portfolio Holdings by Industry
As of June 30, 2018 (unaudited)

REMS REAL ESTATE VALUE-OPPORTUNITY FUND

Schedule of Investments
As of June 30, 2018 (unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	COMMON STOCKS	83.55%
	DIVERSIFIED/OTHER	24.47%
1,410	Equinix, Inc.		$ 606,145
611,100	iStar Financial Inc.		6,593,769
76,100	JBG SMITH Properties		2,775,367
328,500	Kennedy-Wilson Holdings, Inc.*		6,947,775
35,300	The Howard Hughes Corp.		4,677,250
861,900	VEREIT, Inc.		6,412,536
			28,012,842
	HEALTHCARE	8.29%
296,600	Brookdale Senior Living, Inc.(a)		2,696,094
263,100	HCP Inc.		6,793,242
			9,489,336
	HOTEL	7.93%
220,300	Hersha Hospitality Trust		4,725,435
197,716	RLJ Lodging Trust		4,359,638
			9,085,073
	MULTI-FAMILY	9.89%
241,000	American Homes 4 Rent		5,345,380
59,500	Rayonier, Inc.		2,302,055
158,700	William Lyon Homes - Class A(a)		3,681,840
			11,329,275
	OFFICE/INDUSTRIAL	28.31%
377,000	Brandywine Realty Trust*		6,363,760
425,496	City Office REIT, Inc.		5,459,114
677,300	Cousins Property		6,563,037
285,800	Empire State Realty Trust Inc. “A”		4,887,180
152,200	Jernigan Capital, Inc.		2,900,932
128,000	Liberty Property Trust		5,674,240
31,300	New York REIT, Inc.(a)		570,912
			32,419,175
	RETAIL	4.66%
306,100	Brixmor Property Group, Inc.		5,335,323
	TOTAL COMMON STOCKS	83.55%
	(Cost: $86,240,414)		95,671,024

REMS REAL ESTATE VALUE-OPPORTUNITY FUND

Schedule of Investments
As of June 30, 2018 (unaudited) — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	PREFERRED STOCK	9.19%
	DIVERSIFIED/OTHER	3.84%
68,200	Farmland Partners Inc., Series B, 6.000%		$ 1,666,808
109,200	iStar Financial Inc., Series I, 7.500%		2,728,908
			4,395,716
	HOTEL	2.37%
103,500	RLJ Lodging Trust, Series A, 1.950%		2,715,840
	MORTGAGE REIT	2.41%
119,392	Colony Capital, Inc., Series H, 7.125%		2,759,149
	RETAIL	0.57%
34,000	CBL & Associates Properties, Inc., Series D, 7.375%		654,500
	TOTAL PREFERRED STOCKS	9.19%
	(Cost: $7,926,029)		10,525,205

	EXCHANGE TRADED FUNDS	1.01%
35,200	Real Estate Select Sector SPDR ETF		1,151,392
	TOTAL EXCHANGE TRADED FUNDS	1.01%
	(Cost: $1,140,857)		1,151,392
	TOTAL LONG POSITIONS	93.75%
	(Cost: $95,307,300)		107,347,621
	MONEY MARKET	4.97%
5,686,648	Money Market Fiduciary, 0.0685%**
	(Cost: $5,686,648)		5,686,648
	NET INVESTMENTS IN SECURITIES	98.72%
	(Cost: $100,993,948)		113,034,269
	Other assets, net of liabilities	1.28%	1,468,215
	NET ASSETS	100.00%	$114,502,484

*	All or a portion of position is segregated as collateral for securities sold short. The segregated market value of collateral is $9,294,000.
**	Effective 7 day yield as of June 30, 2018.
(a)	Non-income producing.
See Notes to Financial Statements

REMS REAL ESTATE INCOME 50/50 FUND
Portfolio Holdings by Strategy
As of June 30, 2018 (unaudited)

REMS REAL ESTATE INCOME 50/50 FUND

Schedule of Investments
As of June 30, 2018 (unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	COMMON STOCKS	45.08%
	DIVERSIFIED/OTHER	8.22%
136,600	Kennedy-Wilson Holdings Inc.	$ 2,889,090
348,100	VEREIT, Inc.		2,589,864
			5,478,954
	HEALTHCARE	5.21%
134,700	HCP, Inc.		3,477,954
	HOTEL	6.47%
129,246	Hersha Hospitality Trust		2,772,327
69,900	RLJ Lodging Trust		1,541,295
			4,313,622
	OFFICE/INDUSTRIAL	16.18%
160,700	Brandywine Realty Trust		2,712,616
212,300	City Office REIT, Inc.		2,723,809
84,200	Gramercy Property Trust		2,300,344
68,800	Liberty Property Trust		3,049,904
			10,786,673
	MULTI-FAMILY	4.87%
142,700	CatchMark Timber Trust Inc.		1,816,571
14,200	Mid-America Apartment Communities, Inc.		1,429,514
			3,246,085
	RETAIL	4.13%
158,100	Brixmor Property Group, Inc.		2,755,683
	TOTAL COMMON STOCKS
	(Cost: $24,355,986)		30,058,971

	PREFERRED STOCK	46.91%
	CONVERTIBLE PREFERRED	4.64%
37,300	Ramco-Gershenson Properties Trust,
	Series D, 7.250%		1,982,122
42,400	RLJ Lodging Trust, Series A, 1.950%		1,112,576
			3,094,698

REMS REAL ESTATE INCOME 50/50 FUND

Schedule of Investments
As of June 30, 2018 (unaudited) — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	DIVERSIFIED/OTHER	14.34%
31,000	Colony NorthStar, Inc., Series G, 7.500%	$ 751,750
40,700	Digital Realty Trust, Series C, 6.625%		1,034,187
17,500	Digital Realty Trust, Series G, 5.875%		462,000
30,400	Farmland Partners Inc., Series B, 6.000%		742,976
41,500	iStar Financial Inc., Series D, 8.000%		1,049,120
46,700	iStar Financial Inc., Series I, 7.500%		1,167,033
46,700	National Storage Affiliates Trust, Series A, 6.000%		1,148,119
30,200	Public Storage, Series A, 5.875%		784,294
45,800	VEREIT, Inc., Series F, 6.700%		1,150,496
51,900	Vornado Realty Trust, Series L, 5.400%		1,272,588
			9,562,563
	HOTEL	5.18%
27,900	Hersha Hospitality Trust, Series C, 6.875%		689,130
19,700	Hersha Hospitality Trust, Series D, 6.500%		471,815
39,400	LaSalle Hotel Properties, Series I, 6.375%		985,000
26,900	Summit Hotel Properties, Series E, 6.250%		648,290
26,130	Sunstone Hotel Investors, Series F, 6.450%		658,999
			3,453,234
	INDUSTRIAL	5.88%
31,500	Monmouth Real Estate Investment Corp.,
	Series C, 6.125%		756,000
44,600	PS Business Parks, Inc., Series U, 5.750%		1,125,258
9,400	PS Business Parks, Inc., Series X, 5.250%		223,720
8,400	PS Business Parks, Inc., Series Y, 5.200%		196,392
51,200	Rexford Industrial Realty, Series A, 5.875%		1,242,112
15,000	Rexford Industrial Realty, Series B, 5.875%		375,225
			3,918,707
	MORTGAGE REIT	1.45%
19,950	Annaly Capital Management, Series C, 7.625%		503,738
18,300	Annaly Capital Management, Series D, 7.500%		461,343
			965,081
	MULTI-FAMILY	3.95%
32,600	American Homes 4 Rent, Series D, 6.500%		826,410
17,000	American Homes 4 Rent, Series E, 6.350%		427,210
30,400	Investors Real Estate Trust, Series C, 6.625%		739,936
24,300	UMH Properties, Inc., Series B, 8.000%		642,735
			2,636,291

REMS REAL ESTATE INCOME 50/50 FUND

Schedule of Investments
As of June 30, 2018 (unaudited) — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	OFFICE	3.59%
31,700	Boston Properties, Inc., Series B, 5.250%		$ 783,624
40,000	City Office REIT, Series A, 6.625%		973,200
25,300	SL Green Realty Corp., Series I, 6.500%		638,572
			2,395,396
	RETAIL	7.88%
24,300	CBL & Associates Properties, Inc., Series D, 7.375%		467,775
10,200	CBL & Associates Properties, Inc., Series E, 6.625%		176,256
14,000	Developers Diversified Realty Corp., Series J, 6.500%		335,720
27,740	Developers Diversified Realty Corp.,
	Series K, 6.250%		634,136
27,700	General Growth Properties, Inc., Series A, 6.375%		664,800
29,600	Pennsylvania Real Estate Investment Trust,
	Series C, 7.200%		674,288
14,700	Saul Centers, Inc., Series C, 6.875%		366,765
41,600	Taubman Centers Inc., Series K, 6.250%		1,029,600
42,300	Washington Prime Group, Series I, 6.875%		903,951
			5,253,291
	TOTAL PREFERRED STOCKS
	(Cost: $33,774,363)		31,279,261
	TOTAL LONG POSITIONS	91.99%
			61,338,232
	MONEY MARKET	7.28%
4,856,139	Money Market Fiduciary, 0.0685%*
	(Cost: $4,856,139)		4,856,139
	NET INVESTMENTS IN SECURITIES	99.27%
	(Cost: $62,986,488)		66,194,371
	Other assets, net of liabilities	0.73%	485,149
	NET ASSETS	100.00%	$ 66,679,520

*	Effective 7 day yield as of June 30, 2018.
See Notes to Financial Statements

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
Portfolio Holdings by Country
As of June 30, 2018 (unaudited)

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
Schedule of Investments
As of June 30, 2018 (unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	COMMON STOCK	91.51%
	Diversified	32.64%
370,600	Capital & Counties Properties PLC	$ 1,405,218
1,228,000	CapitaLand Ltd.		2,848,059
309,200	Hulic Company, Ltd.		3,303,831
238,100	Land Securities Group PLC		3,006,967
215,400	Merlin Properties SOCIMI, S.A.		3,133,022
893,000	Swire Properties Ltd.		3,300,831
985,300	The Wharf (Holdings) Ltd.		3,164,775
464,000	Wheelock & Co. Ltd.		3,232,079
			23,394,782
	Hotel	6.29%
274,300	Belmond Ltd.*		3,058,445
68,100	Hispania Activos Inmobiliarios SOCIMI SA		1,449,799
			4,508,244
	Multi-Family/Housing	12.29%
82,600	Aedas Homes SL*		2,932,430
2,083,000	Glenveagh Properties PLC*		2,785,280
1,917,000	Irish Residential Properties		3,089,408
			8,807,118
	Office/Industrial	32.39%
347,500	BR Properties, S.A.		815,896
83,200	CA Immobilien Anlagen AG		2,773,010
2,084,000	Corporacion Inmobiliaria Vesta SAB		2,719,862
68,000	Derwent London PLC		2,787,488
1,736,500	Hibernia REIT PLC		3,041,866
461,000	Hongkong Land Holdings Ltd.		3,296,150
136,000	Mitsubishi Estate Co.		2,379,371
2,919,500	National Storage REIT		3,554,042
72,400	VIB Vermogen AG		1,851,641
			23,219,326
	Retail	4.07%
1,610,100	Shopping Centres Australasia Property Group		2,919,222
	Transportation	3.83%
496,000	MTR Corporation Ltd.		2,743,755
	TOTAL COMMON STOCK	91.51%
	(Cost: $64,710,701)		65,592,447

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
Schedule of Investments
As of June 30, 2018 (unaudited) — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	MONEY MARKET	7.84%
5,618,107	Money Market Fiduciary, 0.0685%** ***
	(Cost: $5,618,107)		$ 5,618,107
	NET INVESTMENTS IN SECURITIES	99.35%
	(Cost: $70,328,808)		71,210,554
	Other assets net of liabilities	0.65%	464,640
	NET ASSETS	100.00%	$ 71,675,194

*	Non-income producing.
**	Effective 7 day yield as of June 30, 2018.
***
The Fund invests a significant amount (7.84% as of June 30, 2018) in UMB's Money Market Fiduciary. UMB’s Money Market Fiduciary acts as a bank deposit for the Fund, providing an interest bearing account for short-term investment purposes. This investment vehicle is not publically traded on open markets.

See Notes to Financial Statements

REMS GROUP FUNDS
Statements of Assets & Liabilities
June 30, 2018 (unaudited)

				REMS
				International
	REMS Real	REMS		Real Estate
	Estate Value-	Real Estate		Value-
	Opportunity	Income		Opportunity
	Fund	50/50 Fund		Fund
ASSETS
Investments at value (identified cost of $100,993,948,
$62,986,488 and $70,328,808
respectively) (Note 1)	$113,034,269	$66,194,371		$71,210,554
Cash	—	—		14,792
Receivable for investments sold	1,620,383	48,241		—
Receivable for capital stock sold	40,601	400		81,325
Dividends and interest receivable	491,203	427,293		297,217
Tax reclaim receivable	—	—		23,442
Due from advisor	—	—		27,010
Prepaid expenses	54,796	27,607		37,180
TOTAL ASSETS	115,241,252	66,697,912		71,691,520

LIABILITIES
Liability at broker	18,954	—		—
Payable for securities purchased	598,470	—		—
Payable for capital stock redeemed	23,661	—		10,906
Accrued interest payable	806	—		—
Accrued investment advisory fees	79,328	682
Accrued 12b-1 fees	—	347		—
Accrued administration and transfer agent	5,715	—		369
Accrued accounting fees	3,094	132		—
Other accrued expenses	8,740	17,231		5,051
TOTAL LIABILITIES	738,768	18,392		16,326
NET ASSETS	$114,502,484	$66,679,520		$71,675,194
Net Assets Consist of:
Paid-in-capital	$110,336,355	$63,308,006		$64,797,598
Accumulated net investment income (loss)	(17,506)	(15,042)		1,022,955
Accumulated net realized gain (loss) on investments
and securities sold short	(7,856,686)	178,673		4,971,785
Net unrealized appreciation (depreciation) of
investments and securities sold short	12,040,321	3,207,883		882,856
Net Assets	$114,502,484	$66,679,520		$71,675,194

NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE
Institutional Class
Net Assets	$103,207,063	$64,451,759		$62,293,726
Shares Outstanding (unlimited number of shares
authorized without par value)	8,193,164	5,360,608		5,228,314
Net Asset Value and Offering Price Per Share	$12.60	$12.02	(A)	$11.91	(A)

Platform Class
Net Assets	$11,295,421	$2,227,761		$—
Shares Outstanding (unlimited number of shares
authorized without par value)	907,301	187,547		—
Net Asset Value and Offering Price Per Share	$12.45	$11.88	(A)	$—

Class Z
Net Assets	$—	$—		$9,381,468
Shares Outstanding (unlimited number of shares
authorized without par value)	—	—		787,261
Net Asset Value and Offering Price Per Share	$—	$—		$11.92

(A)	Certain redemptions made within 90 days of purchase may include a 2% redemption fee.

See Notes to Financial Statements

REMS GROUP FUNDS
Statements of Operations
For the six months ended June 30, 2018 (unaudited)

			REMS
			International
	REMS Real	REMS	Real Estate
	Estate Value-	Real Estate	Value-
	Opportunity	Income	Opportunity
	Fund	50/50 Fund	Fund
INVESTMENT INCOME
Dividends (net of foreign tax withheld of $ —,
$ — and $97,361, respectively)	$2,509,765	$1,976,440	$1,124,750
Interest	2,724	1,432	3,337
Total investment income	2,512,489	1,977,872	1,128,087
EXPENSES
Investment advisory fees (Note 2)	586,270	155,482	315,927
12b-1 fees, Platform Class (Note 2)	14,349	2,712	—
Recordkeeping and administrative services (Note 2)	21,508	9,290	8,204
Accounting fees (Note 2)	18,966	8,734	16,639
Custodian fees	8,709	4,009	17,272
Transfer agent fees (Note 2)	16,854	9,772	8,914
Professional fees	29,944	15,264	12,991
Filing and registration fees	36,092	16,561	8,076
Trustee fees	5,288	2,327	2,006
Compliance fees	6,479	2,944	2,247
Shareholder reporting	10,259	9,652	5,250
Shareholder servicing (Note 2)
Institutional Class	56,939	34,582	21,205
Platform Class	8,595	1,856	—
Dividend expense	15,587	—	—
Interest expense	32,400	8	3
Proxy expense	68,276	25,899	18,162
Other	12,699	9,603	7,337
Total expenses	949,214	308,695	444,233
Advisory fee waivers and reimbursed
expenses (Note 2)	(61,992)	(54,834)	(268,104)
Net Expenses	887,222	253,861	176,129
Net investment income (loss)	1,625,267	1,724,011	951,958
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain (loss) on investments	(1,559,328)	(1,415,362)	3,865,753
Net realized gain (loss) on short positions	495,024	—	—
Net realized gain (loss) on foreign
currency transactions	—	—	3,256
Net increase (decrease) in unrealized appreciation
(depreciation) of investments	(2,604,883)	(859,512)	(3,974,453)
Net increase (decrease) in unrealized appreciation
(depreciation) of securities sold short	59,895	—	—
Net increase (decrease) in unrealized appreciation
(depreciation) of foreign currency transactions	—	—	(247)
Net realized and unrealized gain (loss) on
investments and securities sold short	(3,609,292)	(2,274,874)	(105,691)
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS	$(1,984,025)	$(550,863)	$846,267

See Notes to Financial Statements

REMS GROUP FUNDS
Statements of Changes in Net Assets

	REMS Real Estate Value-		REMS Real Estate
	Opportunity Fund		Income 50/50 Fund
	For the six	For the	For the six	For the
	months ended	year ended	months ended	year ended
	June 30, 2018	December 31,	June 30, 2018	December 31,
	(unaudited)	2017	(unaudited)	2017
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$1,625,267	$3,381,681	$1,724,011	$2,974,081
Net realized gain (loss) on investments,
securities sold short and
foreign currency transactions	(1,064,304)	10,361,775	(1,415,362)	1,749,825
Net increase (decrease) in unrealized
appreciation (depreciation) of
investments, securities sold short and
foreign currency transactions	(2,544,988)	(16,620,737)	(859,512)	(1,831,935)
Increase (decrease) in net assets
from operations	(1,984,025)	(2,877,281)	(550,863)	2,891,971
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Institutional Class	(1,501,076)	(3,152,877)	(1,683,484)	(2,891,959)
Platform Class	(141,697)	(228,804)	(55,569)	(82,122)
Net realized gain
Institutional Class	—	(21,760,603)	—	(890,880)
Platform Class	—	(2,097,553)	—	(25,132)
Decrease in net assets from
distributions	(1,642,773)	(27,239,837)	(1,739,053)	(3,890,093)
CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Institutional Class	13,967,055	41,763,578	2,989,904	12,880,882
Platform Class	323,372	2,725,767	—	47,125
Class Z	—	—	—	—
Distributions reinvested
Institutional Class	1,191,914	19,061,480	1,309,167	3,122,117
Platform Class	136,513	2,205,505	52,831	102,242
Shares redeemed
Institutional Class	(38,820,086)	(162,943,702)	(7,021,869)	(35,275,455)
Platform Class	(2,943,095)	(13,298,626)	(133,706)	(240,878)
Increase (decrease) in net assets from
capital stock transactions	(26,144,327)	(110,485,998)	(2,803,673)	(19,363,967)
NET ASSETS
Increase (decrease) during period	(29,771,125)	(140,603,116)	(5,093,589)	(20,362,089)
Beginning of period	144,273,609	284,876,725	71,773,109	92,135,198
End of period**	$114,502,484	$144,273,609	$66,679,520	$71,773,109
**Includes undistributed net investment
income (loss) of:	$(17,506)	$—	$(15,042)	$—

*	Prior to June 28, 2017, REMS International Real Estate Value-Opportunity Fund's Institutional Shares were named Founders Shares.
See Notes to Financial Statements

REMS GROUP FUNDS
Statements of Changes in Net Assets (Continued)

	REMS International Real Estate
	Value-Opportunity Fund*
	For the six	For the
	months ended	year ended
	June 30, 2018	December 31,
	(unaudited)	2017
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$951,958	$869,714
Net realized gain (loss) on investments, securities sold short and foreign
currency transactions	3,869,009	1,997,958
Net increase (decrease) in unrealized appreciation (depreciation) of
investments, securities sold short and foreign currency transactions	(3,974,700)	5,511,456
Increase (decrease) in net assets from operations	846,267	8,379,128
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Institutional Class	—	(992,831)
Platform Class	—	—
Net realized gain
Institutional Class	—	(564,821)
Platform Class	—	—
Decrease in net assets from distributions	—	(1,557,652)
CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Institutional Class	7,819,943	33,715,238
Platform Class	—	—
Class Z	9,455,000	—
Distributions reinvested
Institutional Class	—	1,378,886
Platform Class	—	—
Shares redeemed
Institutional Class	(2,395,775)	(6,302,064)
Platform Class	—	—
Increase (decrease) in net assets from capital stock transactions	14,879,168	28,792,060
NET ASSETS
Increase (decrease) during period	15,725,435	35,613,536
Beginning of period	55,949,759	20,336,223
End of period**	$71,675,194	$55,949,759
**Includes undistributed net investment income (loss) of:	$1,022,955	$64,774

*	Prior to June 28, 2017, REMS International Real Estate Value-Opportunity Fund's Institutional Shares were named Founders Shares.
See Notes to Financial Statements

REMS REAL ESTATE VALUE-OPPORTUNITY FUND

Statement of Cash Flows

As of June 30, 2018 (unaudited)

Increase (Decrease) in Cash
Cash flows from operation activities:
Net increase (decrease) in net assets from operations	$(1,984,025)
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(16,379,292)
Proceeds from disposition of investment securities	43,356,037
Proceeds from short sales	9,599,861
Closed short transactions	(12,205,977)
Purchase of short term securities, net	(5,686,648)
Decrease (increase) in deposits with brokers for securities sold short	2,034,463
Purchases from disposition of short-term securities, net
Decrease (increase) in receivables for securities sold	7,590,333
Decrease (increase) in receivable from broker
Decrease (increase) in dividends and interest receivable	468,189
Decrease (increase) in prepaid assets	42,877
Increase (decrease) in liabilities in excess of balance with custodians	(4,119,480)
Increase (decrease) in payable for securities purchased	598,470
Increase (decrease) in interest payable	(12,022)
Increase (decrease) in accrued management fees	(49,434)
Increase (decrease) in other accrued expense	2,225
Unrealized appreciation on investments and securities sold short	2,544,988
Net realized gain from investments	2,519,024
Return of capital dividends received
Net cash provided by operating activities	28,319,589
Cash flows from financing activities:
Proceeds from shares sold	14,304,134
Payments on shares redeemed	(42,309,377)
Cash distributions paid	(314,346)
Net cash used in financing activities	(28,319,589)
Net increase (decrease) in cash	—
Cash:
Beginning balance	—
Ending balance	$—
Supplemental Disclosure of Cash Flow Information
Non-cash financing activities not included herein consist of
reinvestment of dividend distributions	$1,328,427
Cash financing activities not included herein consist of
interest paid	$32,400

See Notes to Financial Statements

REMS REAL ESTATE VALUE-OPPORTUNITY FUND

Financial Highlights

Selected per Share Data Throughout each Period

	Institutional Class Shares(1)
	Six months
	ended		Years ended December 31,
	June 30, 2018
	(unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning
of period	$12.76		$15.17	$16.01	$17.79	$15.53	$14.24
Investment activities
Net investment income (loss)	0.16		0.21	0.14	0.11	0.11	0.12
Net realized and unrealized
gain (loss) on investments	(0.49)		(0.37)	1.44	(0.27)	2.74	1.97
Total from investment
activities	(0.33)		(0.16)	1.58	(0.16)	2.85	2.09
Distributions
Net investment income	0.17		(0.21)	(0.15)	(0.11)	(0.12)	(0.11)
Realized gains	—		(2.04)	(2.27)	(1.51)	(0.47)	(0.69)
Total distributions	0.17		(2.25)	(2.42)	(1.62)	(0.59)	(0.80)
Net asset value, end
of period	$12.60		$12.76	$15.17	$16.01	$17.79	$15.53
Total Return	0.14	%**	(1.28%)	9.89%	(0.95%)	18.48%	14.75%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross (A)	1.54	%*	1.41%	1.40%	1.41%	1.36%	1.45%
Expenses, net of fees paid
indirectly/before waiver
or recovery	1.54	%*	1.41%	1.40%	1.41%	1.36%	1.44%
Expenses, net of fees paid
indirectly and waiver
or recovery	1.44	%*	1.37%	1.39%	1.41%	1.36%	1.44%
Net investment income	2.71	%*	1.41%	0.86%	0.63%	0.67%	0.75%
Portfolio turnover rate	13.99	%**	43.77%	34.05%	50.77%	42.46%	40.88%
Net assets, end of
period (000’s)	$103,207		$130,210	$259,803	$356,188	$418,902	$288,683

(1)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(A)	Gross expense ratio reflects the effect of interest, dividend and proxy expense which are excluded from the Fund’s expense limitation agreement.
*	Annualized.
**	Not annualized.
See Notes to Financial Statements

REMS REAL ESTATE VALUE-OPPORTUNITY FUND

Financial Highlights (Continued)

Selected per Share Data Throughout each Period

	Platform Class Shares(1)
	Six months
	ended		Years ended December 31,
	June 30, 2018
	(unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning
of period	$12.61		$15.01	$15.86	$17.64	$15.40	$14.13
Investment activities
Net investment income	0.14		0.17	0.10	0.07	0.07	0.08
Net realized and unrealized
gain on investments	(0.45)		(0.36)	1.42	(0.27)	2.71	1.95
Total from investment
activities	(0.31)		(0.19)	1.52	(0.20)	2.78	2.03
Distributions
Net investment income	0.15		(0.17)	(0.10)	(0.07)	(0.09)	(0.07)
Realized gains	—		(2.04)	(2.27)	(1.51)	(0.45)	(0.69)
Total distributions	0.15		(2.21)	(2.37)	(1.58)	(0.54)	(0.76)
Net asset value, end of period	$12.45		$12.61	$15.01	$15.86	$17.64	$15.40
Total Return	(0.02	%)**	(1.49%)	9.62%	(1.22%)	18.17%	14.42%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross (A)	1.84	%*	1.70%	1.65%	1.66%	1.61%	1.70%
Expenses, net of fees paid
indirectly/before waiver
or recovery	1.84	%*	1.70%	1.65%	1.66%	1.61%	1.69%
Expenses, net of fees paid
indirectly and waiver
or recovery	1.69	%*	1.62%	1.64%	1.66%	1.61%	1.69%
Net investment income	2.46	%*	1.20%	0.61%	0.38%	0.42%	0.50%
Portfolio turnover rate	13.99	%**	43.77%	34.05%	50.77%	42.46%	40.88%
Net assets, end of
period (000’s)	$11,295		$14,064	$25,074	$36,871	$38,509	$34,637

(1)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(A)	Gross expense ratio reflects the effect of interest, dividend and proxy expense which are excluded from the Fund’s expense limitation agreement.
*	Annualized.
**	Not annualized.
See Notes to Financial Statements

REMS REAL ESTATE INCOME 50/50 FUND

Financial Highlights (Continued)

Selected per Share Data Throughout each Period

	Institutional Class Shares
	Six months
	ended		Years ended December 31,
	June 30, 2018
	(unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning
of period	$12.40		$12.52	$13.02	$14.68	$12.54	$13.34
Investment activities
Net investment income (loss)(1)	0.31		0.45	0.69	0.43	0.44	0.51
Net realized and unrealized
gain (loss) on investments	(1.00)		0.01	0.51	(0.04)	2.39	(0.32)
Total from investment
activities	(0.69)		0.46	1.20	0.39	2.83	0.19
Distributions
Net investment income	0.31		(0.45)	(0.48)	(0.46)	(0.45)	(0.50)
Net realized gain	—		(0.13)	(1.22)	(1.59)	(0.14)	(0.45)
Return of capital	—		—	—	—	(0.10)	(0.04)
Total distributions	0.31		(0.58)	(1.70)	(2.05)	(0.69)	(0.99)
Net asset value, end
of period	$12.02		$12.40	$12.52	$13.02	$14.68	$12.54
Total Return	(0.39	)%**	3.73%	9.31%	2.69%	23.04%	1.34%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross (A)	0.95	%*	0.81%	0.77%	0.84%	0.85%	0.86%
Expenses, net of fees paid
indirectly/ before waiver
or recovery	0.95	%*	0.81%	0.77%	0.84%	0.85%	0.86%
Expenses, net of fees paid
indirectly and waiver
or recovery	0.78	%*	0.71%	0.71%	0.80%	0.80%	0.80%
Net investment
income (loss)	5.37	%*	3.57%	5.13%	2.99%	3.23%	3.71%
Portfolio turnover rate	7.16	%**	36.06%	29.42%	26.89%	22.72%	39.75%
Net assets, end of
period (000’s)	$64,452		$69,391	$89,635	$101,451	$137,969	$119,900

(1)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(A)	Gross expense ratio reflects the effect of interest, dividend and proxy expense which are excluded from the Fund’s expense limitation agreement.
*	Annualized.
**	Not annualized.
See Notes to Financial Statements

REMS REAL ESTATE INCOME 50/50 FUND

Financial Highlights (Continued)

Selected per Share Data Throughout each Period

	Platform Class Shares(B)
	Six months
	ended		Years ended December 31,
	June 30, 2018
	(unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning
of period	$12.24		$12.38	$12.89	$14.55	$12.43	$13.22
Investment activities
Net investment income (loss)(1)	0.29		0.41	0.65	0.39	0.41	0.46
Net realized and unrealized
gain (loss) on investments	(0.94)		(0.01)	0.51	(0.04)	2.36	(0.31)
Total from investment
activities	(0.65)		0.40	1.16	0.35	2.77	0.15
Distributions
Net investment income	0.29		(0.41)	(0.45)	(0.42)	(0.41)	(0.45)
Net realized gain	—		(0.13)	(1.22)	(1.59)	(0.14)	(0.45)
Return of capital	—		—	—	—	(0.10)	(0.04)
Total distributions	0.29		(0.54)	(1.67)	(2.01)	(0.65)	(0.94)
Net asset value, end
of period	$11.88		$12.24	$12.38	$12.89	$14.55	$12.43
Total Return	(0.41	%)**	3.34%	9.05%	2.46%	22.74%	1.03%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross (A)	1.26	%*	1.06%	1.02%	1.09%	1.10%	1.20%
Expenses, net of fees paid
indirectly/ before waiver
or recovery	1.26	%*	1.06%	1.02%	1.09%	1.10%	1.20%
Expenses, net of fees paid
indirectly and waiver
or recovery	1.03	%*	0.96%	0.96%	1.05%	1.05%	1.14%
Net investment income	5.12	%*	3.37%	4.88%	2.74%	2.98%	3.37%
Portfolio turnover rate	7.16	%**	36.06%	29.42%	26.89%	22.72%	39.75%
Net assets, end of
period (000’s)	$2,228		$2,382	$2,500	$2,479	$2,488	$2,417

(1)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(A)	Gross expense ratio reflects the effect of interest, dividend and proxy expense which are excluded from the Fund’s expense limitation agreement.
(B)	The Board of Directors of the World Funds, Inc. approved the change in name of the Class A shares to the Platform Class shares effective November 15, 2013.
*	Annualized.
**	Not annualized.
See Notes to Financial Statements

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND

Financial Highlights (Continued)

Selected per Share Data Throughout each Period

	Institutional Class Shares(A)
	Six months					March 19, 2014(^)
	ended					through
	June 30, 2018		Years Ended December 31,			December 31,
	(unaudited)		2017	2016	2015	2014
Net asset value, beginning
of period	$11.72		$9.48	$9.65	$10.07	$10.00
Investment activities
Net investment income (1)	0.18		0.24	0.28	0.19	0.05
Net realized and unrealized gain (loss)
on investments and foreign
currency transactions	0.01		2.33	(0.36)	(0.32)	0.06
Total from investment activities	0.19		2.57	(0.08)	(0.13)	0.11
Distributions
Net investment income	—		(0.21)	(0.09)	(0.15)	(0.04)
Realized gains	—		(0.12)	—	(0.14)	—
Total distributions	—		(0.33)	(0.09)	(0.29)	(0.04)
Net asset value, end of period	$11.91		$11.72	$9.48	$9.65	$10.07
Total Return	1.62	%**	27.11%	(0.88%)	(1.31%)	1.06	%**
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross (B)	1.41	%*	1.38%	1.56%	2.64%	3.33	%*
Expenses, net of fees paid indirectly/
before waiver or recovery	1.41	%*	0.26%	0.01%	0.00%	0.00	%*
Expenses, net of fees paid indirectly
and waiver or recovery	0.56	%*	—	—	—	—
Net investment income	3.01	%*	2.14%	2.92%	1.91%	0.61	%*
Portfolio turnover rate	38.96	%**	48.61%	40.15%	15.25%	1.47	%**
Net assets, end of period (000’s)	$62,294		$55,950	$20,336	$8,759	$4,037

(^)	Commencement of operations
*	Annualized.
**	Not annualized.
(1)	Per share amounts calculated using the average shares outstanding throughout the period.
(A)	Prior to June 28, 2017, the REMS International Real Estate Value-Opportunity Fund’s Institutional Shares were named Founders Shares.
(B)	Gross expense ratio reflects the effect of interest, dividend and proxy expense which are excluded from the Fund’s expense limitation agreement.
See Notes to Financial Statements

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND

Financial Highlights (Continued)

Selected per Share Data Throughout each Period

	Class Z Shares
	April 20, 2018 (^)
	through
	June 30, 2018
	(unaudited)
Net asset value, beginning of period	$12.01
Investment activities
Net investment income (1)	0.07
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.16)
Total from investment activities	(0.09)
Net asset value, end of period	$11.92
Total Return	(0.75	%)**
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross (A)	1.41	%*
Expenses, net of fees paid indirectly/ before waiver or recovery	1.41	%*
Expenses, net of fees paid indirectly and waiver or recovery	0.56	%*
Net investment income	3.01	%*
Portfolio turnover rate	38.96	%**
Net assets, end of period (000’s)	$9,381

(^)	Commencement of operations.
*	Annualized.
**	Not annualized.
(1)	Per share amounts calculated using the average shares outstanding throughout the period.
(A)	Gross expense ratio reflects the effect of interest, dividend and proxy expense which are excluded from the Fund’s expense limitation agreement.
See Notes to Financial Statements

REMS GROUP FUNDS
Notes to Financial Statements
June 30, 2018 (unaudited)

Note 1 – Significant Accounting Policies
The REMS Real Estate Value-Opportunity Fund, the REMS Real Estate Income 50/50 Fund and the REMS International Real Estate Value-Opportunity Fund (the "Funds") are diversified series of the World Funds Trust (the “Trust”) which was organized as a Delaware statutory trust on April 9, 2007 and is registered under the Investment Company Act of 1940, as amended, as an open-end management company. The REMS Real Estate Value-Opportunity Fund (“REMS Value”) was established in December, 2002 originally as a series of Hillview Investment Trust II. Effective November 23, 2005, REMS Value was reorganized as a series of The World Funds, Inc. (“TWF”). On August 15, 2014, REMS Value was reorganized from TWF into the Trust. REMS Value maintains its financial statements, information and performance history in accordance with the reorganizations.
The REMS Real Estate Income 50/50 Fund (“REMS 50/50”) was established in 1997 as a series of TWF. Effective August 21, 2008, REMS 50/50 Institutional Shares were re-designated as Investor Shares. Effective December 31, 2010, the Board of Directors of TWF (the “Board”) approved Real Estate Management Services Group, LLC (“REMS”) to act as investment advisor to REMS 50/50, subject to shareholder approval. Concurrent with this action, the Board changed the name of the Fund to REMS 50/50. Effective January 1, 2011, the Investor Shares were re-named Institutional Shares. On April 4, 2011, shareholders approved the appointment of REMS as Advisor to REMS 50/50. Effective November 15, 2013, the REMS 50/50 A Shares were re-designated Platform Shares. On August 15, 2014, REMS 50/50 was reorganized from TWF into the Trust.
The REMS International Real Estate Value-Opportunity Fund (“REMS International”) commenced operations March 19, 2014 as a series of the Trust. Effective June 28, 2017, the REMS International Founders Shares were re-named Institutional Shares.
The REMS Value, REMS 50/50 and REMS International Funds currently offer Institutional, Platform and Z Shares. At June 30, 2018, there were no Z Shares outstanding for REMS Value and REMS 50/50, and there were no Platform Shares outstanding for REMS International.
The investment objectives of each Fund are as follows:
REMS Value - to achieve long-term capital growth and current income through a portfolio of publicly traded real estate securities that may include equity REITs, mortgage REITs, REIT preferreds and other publicly traded companies whose primary business is in the real estate industry.

REMS GROUP FUNDS
Notes to Financial Statements
June 30, 2018 (unaudited) — (Continued)

REMS 50/50 - to achieve a primary objective of high current income with a secondary objective of long-term capital growth through investment in the shares of publicly traded real estate securities.
REMS International - to achieve long-term capital growth and current income through a portfolio of securities of publicly traded real estate companies located outside the U.S. that may include REITs, real estate operating companies and other publicly traded companies whose asset base is primarily real estate.
The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
Security Valuation
Each Fund’s securities are valued at current market prices. Investments in securities traded on the national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Trustees (the “Board”). Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”). The value of these securities used in computing the NAV is determined as of such times.
The Funds have a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. It is anticipated that the use of fair value pricing will be limited.
When a Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the

REMS GROUP FUNDS
Notes to Financial Statements
June 30, 2018 (unaudited) — (Continued)

Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. Each Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to each Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.
Each Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.
Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2018:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
REMS Value
Common Stocks	$95,671,024	$—	$—	$121,530,871
Preferred Stocks	10,525,205	—	—	18,412,515
Exchange Traded Funds	1,151,392	—	—	1,151,392
Money Market	5,686,648	—	—	5,686,648
	$113,034,269	$—	$—	$113,034,269
REMS 50/50
Common Stocks	$30,058,971	$—	$—	$30,058,971
Preferred Stock	31,279,261	—	—	31,279,261
Money Market	4,856,139	—	—	4,856,139
	$66,194,371	$—	$—	$66,194,371
REMS International
Common Stocks	$65,592,447	$—	$—	$65,592,447
Money Market	5,618,107	—	—	5,618,107
	$71,210,554	$—	$—	$71,210,554

REMS GROUP FUNDS
Notes to Financial Statements
June 30, 2018 (unaudited) — (Continued)

Refer to each Fund’s Schedule of Investments for a listing of the securities by type and industry.
There were no transfers into or out of any levels during the six months ended June 30, 2018 for any Fund. Each Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period. The Funds held no Level 3 securities at any time during the six months ended June 30, 2018.
Security Transactions and Income
Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.
The Funds use a major financial institution as their prime broker to process securities transactions and to provide custodial and other services. Any cash balances include amounts of “restricted cash” consisting of proceeds from securities sold, not yet purchased. Cash balances maintained in the custody of the prime broker bear interest based on the prime rate. The Funds also borrow on margin for security purchases.
Securities are held as collateral by the prime broker against margin obligations. The clearance agreements permit the prime broker to pledge or otherwise hypothecate the Funds’ investment securities subject to certain limitations. The prime broker may also sell such securities in limited instances where required collateral is not posted in a timely manner. These arrangements subject the Funds to concentration of credit risk with respect to the prime broker.
Accounting Estimates
In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

REMS GROUP FUNDS
Notes to Financial Statements
June 30, 2018 (unaudited) — (Continued)

Federal Income Taxes
Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.
Management has reviewed each Fund’s tax positions for each of the open tax years (2015-2017) and expected to be taken in the 2018 tax returns, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change.
Reclassification of Capital Accounts
GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the six months ended June 30, 2018, there were no such reclassifications.
Class Net Asset Values and Expenses
All income, expenses not attributable to a particular class, and realized and unrealized gains or losses on investments, are allocated to each class based upon its relative net assets on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.
Currency Translation
The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial statements after translation to U.S. dollars based on the exchange rates at the end of the period. The cost of such holdings is determined using historical exchange rates. Income and expenses are translated at approximate rates prevailing when accrued or incurred. The Funds do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Foreign

REMS GROUP FUNDS
Notes to Financial Statements
June 30, 2018 (unaudited) — (Continued)

securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.
Real Estate Investment Trust Securities
The Funds have made certain investments in real estate investment trusts (“REITs”) which make distributions to their shareholders based upon available funds from operations. Each REIT reports annually the tax character of its distribution. Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain and return of capital reported by the REITs. It is common for these distributions to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such distributions being designated as a return of capital. The Funds intend to include the gross dividends from such REITs in the periodic distributions to the shareholders and, accordingly, a portion of each Fund’s distributions may also be designated as a return of capital. A domestic REIT is generally not taxed on income distributed to shareholders so long as it meets certain tax related requirements, including the requirement that it distribute substantially all of its taxable income to its shareholders. Foreign REITS and REIT-like entities that are organized outside of the U.S. and have operations may receive tax treatment similar to that of U.S. REITs in their respective countries. Management does not estimate the tax character of REIT distributions for which actual information has not been reported.
Derivatives
REMS International may use derivatives to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the REMS International Fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the REMS International Fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Derivatives can be volatile and may involve significant risks, including credit risk, currency risk, leverage risk, liquidity risk and index risk.
The REMS International Fund follows the disclosure provisions of FASB ASC 815, Derivatives and Hedging (“ASC 815”). ASC 815 requires enhanced disclosures about the Fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the Fund’s results of operations and financial position,

REMS GROUP FUNDS
Notes to Financial Statements
June 30, 2018 (unaudited) — (Continued)

as well as disclosure about credit risk-related contingent features in derivative agreements. Disclosure regarding derivative fair value and gain (loss) by contract type is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings. The REMS International Fund values its derivatives at fair value, and recognizes changes in fair value currently in its Statement of Operations.
Short Sales
A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in market price. Currently, the REMS Value and REMS International Funds engage in selling securities short. To sell a security short, the Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sell short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and cash securities deposited in a segregated account with the Fund’s custodian. The Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. The Fund will realize a gain if there is a decline in price of the security between those dates where the decline exceeds costs of the borrowing of the security and other transaction costs. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited in size. Until the Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral will at least equal the current market value of the security sold short. Any realized gain will be decreased, and any realized loss increased by the amount of transaction costs. As of June 30, 2018, REMS 50/50 and REMS International Funds held no securities short. The value of securities sold short against collateral for REMS Value was as follows:

		Collateral	Segregated	Securities
	Securities	of Cash and	Cash of	Held of
Fund	Sold Short	Securities	Collateral	Collateral
REMS Value	$—	$9,312,954	$18,954	$9,294,000

REMS GROUP FUNDS
Notes to Financial Statements
June 30, 2018 (unaudited) — (Continued)

The collateral includes the deposits with brokers for securities sold short and certain long-term investments held long as shown in the Schedule of Investments. For the six months ended June 30, 2018, short debit fees associated with such transactions were $25,726, $- and $7,283 for REMS Value, REMS 50/50 and REMS International, respectively.
Note 2 – Investment Advisory and Distribution Agreements and Other Transactions with Affiliates
Pursuant to Investment Advisory Agreements, the Advisor (REMS), provides investment advisory services for an annual fee on the average daily net assets of the Funds as noted in the table below.
The Advisor received, waived and reimbursed expenses for the six months ended June 30, 2018 for the Funds as follows:

			Management	Management	Expenses
Fund	Fee		Fee Earned	Fee Waived	Reimbursed
REMS Value	0.90	%(a)	$586,270	$61,992	$—
REMS 50/50	0.45	%(a)	155,482	54,834	—
REMS International	1.00%		315,927	268,104	—

(a)	Prior to May 1, 2018, the advisor earned an annual fee of 1.00% and 0.50% on the average daily net assets of the REMS Value and REMS 50/50 Funds, respectively.
REMS has contractually agreed to waive its fees and reimburse expenses so that the annual fund operating expenses for the Funds do not exceed 1.25%, 0.80% and 0.75%, of the average daily net assets of REMS Value, REMS 50/50 and REMS International, respectively, until April 30, 2028 for REMS Value and REMS 50/50 and December 31, 2018 for REMS International. REMS had previously contractually agreed effective January 1, 2018 to waive its fees and reimburse expenses so that annual fund operating expenses for REMS International did not exceed 0.50% of the Fund’s average daily net assets until June 30, 2018. This limit does not apply to distribution fees pursuant to Rule 12b-1 Plans, brokerage commissions, taxes, interest, dividend expenses on short sales, acquired fund fees and expenses, other expenditures capitalized in accordance with GAAP or other extraordinary expenses not incurred in the ordinary course of business. The expense limitation agreement may only be terminated by the Board. The total amount of reimbursement recoverable by the Advisor is the sum of all fees previously waived or reimbursed by the Advisor to REMS Value and REMS 50/50 during any of the previous three (3) years, less any reimbursement previously paid. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by REMS Value and REMS 50/50 within the three years following the

REMS GROUP FUNDS
Notes to Financial Statements
June 30, 2018 (unaudited) — (Continued)

date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement is recouped. The Advisor will have no opportunity to recoup the REMS International waivers and expense reimbursements at any time in the future.
The total amount of recoverable reimbursements as of June 30, 2018 and expiration dates are as follows:

	Recoverable Reimbursements and Expiration Dates
Fund	2018	2019	2020	2021	Total
REMS Value	$—	$29,628	$102,084	$61,992	$193,704
REMS 50/50	46,006	68,549	88,366	54,834	257,755

The Board has adopted a Distribution Plan for each Fund's Platform Shares (the “12b-1 Plan”). Pursuant to the 12b-1 Plan, the Funds may finance from the assets of the Platform Shares certain activities or expenses that are intended primarily to result in the sale of shares of such class. The Funds finance these distribution and service activities through payments made to the distributor. The fee paid to the distributor is computed on an annualized basis reflecting the average daily net assets of the class, up to a maximum of 0.25% for expenses of the Platform Shares. With respect to Platform Shares, 0.25% represents 12b-1 distribution fees paid to institutions that have agreements with the distributor to provide such services. Because these fees are paid out of the Platform Shares’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges. The 12b-1 Plan, while primarily intended to compensate for shareholder services expenses, was adopted pursuant to Rule 12b-1 under the 1940 Act, and it therefore may be used to pay for certain expenditures related to financing distribution related activities of the Funds.
For the six months ended June 30, 2018, the following fees under the Plan were incurred:

Fund	Class	Type of Plan	Fees Incurred
REMS Value	Platform	12b-1	$ 14,349
REMS 50/50	Platform	12b-1	2,712

Each of the Funds has adopted a shareholder services plan with respect to its Institutional and Platform Shares. Under a shareholder services plan, each of the Funds may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee,

REMS GROUP FUNDS
Notes to Financial Statements
June 30, 2018 (unaudited) — (Continued)

the authorized firms may provide a variety of services, such as: 1) receiving and processing shareholder orders; 2) performing the accounting for the shareholder’s account; 3) maintaining retirement plan accounts; 4) answering questions and handling correspondence for individual accounts; 5) acting as the sole shareholder of record for individual shareholders; 6) issuing shareholder reports and transaction confirmations; 7) executing daily investment “sweep” functions; and 8) furnishing investment advisory services. For the six months ended June 30, 2018, the following fees under the Plan were incurred:

Fund	Class	Type of Plan	Fees Incurred
REMS Value	Institutional	Shareholder Servicing	$ 56,939
REMS Value	Platform	Shareholder Servicing	8,595
REMS 50/50	Institutional	Shareholder Servicing	34,582
REMS 50/50	Platform	Shareholder Servicing	1,856
REMS International	Institutional	Shareholder Servicing	21,205

First Dominion Capital Corp. (“FDCC”) acts as the Funds’ principal underwriter in the continuous public offering of the Funds’ shares. For the six months ended June 30, 2018, FDCC received no fees for services relating to distribution from REMS Value, REMS 50/50 and REMS International.
Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator and transfer and dividend disbursing agent and REMS Value’s and REMS 50/50’s pricing agent. For the six months ended June 30, 2018, the following fees were earned:

		Transfer
Fund	Administration	Agent	Accounting
REMS Value	$ 21,508	$ 16,854	$ 18,966
REMS 50/50	9,290	9,772	8,734
REMS International	8,204	8,914	N/A

Certain officers of the Trust are also officers of CFS. Additionally, Practus™ LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus™ LLP. Mr. Lively receives no special compensation from the Trust or the Funds for serving as an officer of the Trust.
Note 3 – Investments
The cost of purchases and the proceeds from sales of securities other than short-term notes for the six months ended June 30, 2018 were as follows:

Fund	Purchases	Sales
REMS Value	$ 16,379,292	$ 43,356,037
REMS 50/50	4,496,048	11,706,243
REMS International	37,028,727	23,132,845

REMS GROUP FUNDS
Notes to Financial Statements
June 30, 2018 (unaudited) — (Continued)

These amounts do not include the following:

	Proceeds from	Sales of
Fund	short sales	short securities
REMS Value	$ 9,599,861	$ 12,205,977

Note 4 – Distributions to Shareholders and Tax Components of Capital
Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.
Monthly income dividends declared by REMS Value and REMS 50/50 are reallocated at December 31 to ordinary income, capital gains, and return of capital to reflect their tax character.
The tax character of distributions paid during the six months ended June 30, 2018 and the year ended December 31, 2017 was as follows:

	Six months ended	Year ended
	June 30,	December 31,
REMS Value	2018	2017
Distributions paid from:
Ordinary income	$ 1,642,773	$ 7,280,576
Realized gains	—	19,959,261
	$ 1,642,773	$ 27,239,837

	Six months ended	Year ended
	June 30,	December 31,
REMS 50/50	2018	2017
Distributions paid from:
Ordinary income	$ 1,739,053	$ 2,974,081
Realized gains	—	916,012
	$ 1,739,053	$ 3,890,093

REMS GROUP FUNDS
Notes to Financial Statements
June 30, 2018 (unaudited) — (Continued)

	Six months ended	Year ended
	June 30,	December 31,
REMS International	2018	2017
Distributions paid from:
Ordinary income	$ —	$ 1,342,935
Realized gains	—	214,717
	$ —	$ 1,557,652

As of June 30, 2018, the components of distributable earnings on a tax basis were as follows:

			REMS
	REMS Value	REMS 50/50	International
Accumulated net investment income (loss)	$(17,506)	$(15,042)	$1,022,955
Accumulated net realized gain (loss)	(7,856,686)	178,673	4,971,785
Other accumulated losses	—	—	—
Net unrealized appreciation on investments	12,040,321	3,207,883	882,856
	$4,166,129	$3,371,514	$6,877,596

As of June 30, 2018, the cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

				Total
		Gross	Gross	Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
REMS Value	$100,993,948	$17,668,519	$(5,628,198)	$12,040,321
REMS 50/50	62,986,488	5,350,763	(2,142,880)	3,207,883
REMS International	70,328,808	2,446,119	(1,564,373)	881,746

The difference between book basis and tax basis distributable earnings is attributable primarily to the deferral of wash sales for REMS Value, REMS 50/50 and REMS International, deferral of post October capital losses for REMS Value and deferral of post October currency losses for REMS International.

Note 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions were:

	REMS Value
	Six months ended June 30, 2018
	Institutional Shares	Platform Shares
Shares sold	1,146,173	27,704
Shares reinvested	100,276	11,602
Shares redeemed	(3,256,451)	(247,380)
Net increase (decrease)	(2,010,002)	(208,074)

REMS GROUP FUNDS
Notes to Financial Statements
June 30, 2018 (unaudited) — (Continued)

	The year ended December 31, 2017
	Institutional Shares	Platform Shares
Shares sold	2,808,008	182,847
Shares reinvested	1,433,208	168,544
Shares redeemed	(11,167,871)	(906,428)
Net increase (decrease)	(6,926,655)	(555,037)

	REMS 50/50
	Six months ended June 30, 2018
	Institutional Shares	Platform Shares
Shares sold	257,534	—
Shares reinvested	113,602	4,643
Shares redeemed	(608,534)	(11,692)
Net increase (decrease)	(237,398)	(7,049)

	Year ended December 31, 2017
	Institutional Shares	Platform Shares
Shares sold	1,033,714	3,795
Shares reinvested	251,787	8,343
Shares redeemed	(2,845,778)	(19,546)
Net increase (decrease)	(1,560,277)	(7,408)

	REMS International
	Six months ended June 30, 2018
	Institutional Shares	Class Z Shares
Shares sold	653,792	787,261
Shares reinvested	—	—
Shares redeemed	(200,708)	—
Net increase (decrease)	453,084	787,261

Year ended December 31, 2017
Institutional Shares
Shares sold	3,107,933
Shares reinvested	118,563
Shares redeemed	(595,450)
Net increase (decrease)	2,631,046

Note 6 – COMMISSION RECAPTURE AGREEMENT
REMS Value entered into an agreement with ConvergEx Execution Solutions LLC (“ConvergEx”) and REMS Value and REMS 50/50 have entered into agreements with Capital Institutional Services, Inc. (“CAPIS”), brokerage services providers, whereby a portion of the commissions from each portfolio transaction would be used to reduce the operating expenses incurred by the respective Fund, including but not limited to custodial, transfer agent, administrative, legal, trustee, accounting and

REMS GROUP FUNDS
Notes to Financial Statements
June 30, 2018 (unaudited) — (Continued)

printing fees and expenses, and other expenses charged to REMS Value and REMS 50/50 by third-party service providers which are properly disclosed in the prospectus of the Funds. Pursuant to the terms of the commission recapture agreement, the broker transfers the available commissions earned monthly to REMS Value’s and REMS 50/50’s administrator. There was no transfer to REMS Value’s or REMS 50/50’s administrator to offset operating expenses during the six months ended June 30, 2018.
Note 7 – RISKS AND CONCENTRATIONS
The Funds concentrate their assets in the real estate industry. An investment in the Funds involves many of the risks of investing directly in real estate such as declining real estate values, changing economic conditions and increasing interest rates. The Funds also engage in borrowing for leverage. The Funds have the ability to borrow funds (leverage) on a secured basis to invest in portfolio securities. However, the Funds may have no leverage for an extended period of time when the Funds believe that leverage is not in the best interest of the Fund. Borrowings can be made only to the extent that the value of the Fund’s assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including proposed borrowing).
Leverage creates an opportunity for increased income and capital appreciation but at the same time, it creates special risks that will increase the Fund’s exposure to capital risk. There is no assurance that the use of a leveraging strategy will be successful during any period in which it is used.
The Funds will pay interest on these loans, and that interest expense will raise the overall expenses of the respective Fund and reduce its returns. If a Fund does borrow, its expenses will be greater than comparable mutual funds that do not borrow for leverage. To secure a Fund’s obligation on these loans, the Fund will pledge portfolio securities in an amount deemed sufficient by the lender. Pledged securities will be held by the lender and will not be available for other purposes. The Fund will not be able to sell pledged securities until they are replaced by other collateral or released by the lender. Under some circumstances, this may prevent the Fund from engaging in portfolio transactions it considers desirable. The lender may increase the amount of collateral needed to cover a loan or demand repayment of a loan at any time. This may require the Fund to sell assets it would not otherwise choose to sell at that time.
To the extent the income or capital appreciation derived from securities purchases with Fund assets received from leverage exceeds the cost of leverage; the Fund’s

REMS GROUP FUNDS
Notes to Financial Statements
June 30, 2018 (unaudited) — (Continued)

return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchases with such Fund assets is not sufficient to cover the cost of leverage, the Fund’s return will be less than it would have been if no leverage had been used. Nevertheless, the Fund may determine to maintain the Fund’s leveraged position if it deems such action to be appropriate under the circumstances.
Each Fund has a leverage agreement with ConvergEx Group. The interest rate charged for these borrowings is Fed Fund open rate plus 50 basis points. During the six months ended June 30, 2018 the interest was as follows:

	Outstanding	Weighted	Maximum	Outstanding
	average daily	average	amount	balance as of	Interest
	balance	interest rate	outstanding	6/30/2018	Expense
REMS Value	$(800)	(1.82%)	$(18,954)	$(18,954)	$14.52
REMS 50/50	$—	$—	$—	$—	$—
REMS International	$—	$—	$—	$—	$—

REMS International invests a significant amount (7.84%) of its net assets as of June  30, 2018) in UMB’s Money Market Fiduciary. UMB’s Money Market Fiduciary acts as a bank deposit for the Fund, providing an interest bearing account for short-term investment purposes. This investment vehicle is not publicly traded on open markets. The performance of the Fund may be directly affected by the performance of UMB’s Money Market Fiduciary.
Note 8 – SUBSEQUENT EVENTS
A Special Meeting of the Shareholders of the REMS Funds, each a portfolio series of WFT, was held on the dates noted below for the purpose of considering the approval of (i) revisions to the REMS Funds’ fundamental investment restrictions; and (ii) a new investment advisory agreement for the REMS Funds. The results of the proxy follow:

REMS GROUP FUNDS
Notes to Financial Statements
June 30, 2018 (unaudited) — (Continued)

REMS Real Estate Value-Opportunity Fund
On April 30, 2018, a special meeting of the shareholders of the REMS Real Estate Value Opportunity Fund (the ‘Fund’) was held for the purpose of considering the approval of the proposals which are as follows:

1.	Approval of Revisions to Fundamental Investment Restrictions:
1A.1	Borrowing Money/Senior Securities
1A.2	Loans
1A.3	Underwriting
1A.4	Real Estate
1A.5	Commodities
1A.6	Concentration

2.	Approval of a New Investment Advisory Agreement

All proposals were approved by the shareholders of the Fund and were effective based on the following results:

Total outstanding shares:	10,646,786
Total shares voted:	5,912,978

Proposal	Voted for	Voted against	Abstained:
1.
1A.1	5,640,186	39,998	232,794
1A.2	5,639,746	41,742	231,488
1A.3	5,641,140	41,263	230,575
1A.4	5,642,007	41,133	229,839
1A.5	5,649,191	30,666	233,120
1A.6	5,639,351	40,310	233,316

2.	5,644,247	37,789	230,941

REMS International Real Estate Value Opportunity Fund
On May 15, 2018, a special meeting of the shareholders of the REMS International Real Estate Value Opportunity Fund (the ‘Fund’) was held for the purpose of considering the approval of the proposals which are as follows:

1.	Approval of Revisions to Fundamental Investment Restrictions:
1C.1	Borrowing Money
1C.2	Senior Securities
1C.3	Loans
1C.4	Underwriting
1C.5	Real Estate
1C.6	Commodities
1C.7	Concentration

REMS GROUP FUNDS
Notes to Financial Statements
June 30, 2018 (unaudited) — (Continued)

2.	Approval of a New Investment Advisory Agreement
All proposals were approved by the shareholders of the Fund and were effective based on the following results:

Total outstanding shares:	4,968,627
Total shares voted:	2,587,791

Proposal	Voted for	Voted against	Abstained:
1:
1C.1	1,776,421	15,819	795,551
1C.2	1,776,421	15,819	795,551
1C.3	1,776,421	15,819	795,551
1C.4	1,776,421	15,819	795,551
1C.5	1,784,128	15,819	787,844
1C.6	1,776,421	15,819	795,551
1C.7	1,774,040	15,819	797,932

2.	1,793,691	3,511	790,589

REMS Real Estate Income 50/50 Fund
On July 31, 2018, a special meeting of the shareholders of the REMS Real Estate Income 50/50 Fund (the ‘Fund’) was held for the purpose of considering the approval of the proposals which are as follows:

1.	Approval of Revisions to Fundamental Investment Restrictions:
1B.1	Investing for Control
1B.2	Investment in Other Investment Companies
1B.3	Commodities
1B.4	Oil, Gas and Mineral Investments
1B.5	Purchase Securities on Margin
1B.6	Senior Securities
1B.7	Underwriting
1B.8	Joint and Several Trading Accounts
1B.9	Short Sales
1B.10	Real Estate
1B.11	Diversification
1B.12	10% Ownership of Securities of Another User
1B.13	Loans
1B.14	Concentration
1B.15	Borrowing

2.	Approval of a New Investment Advisory Agreement

REMS GROUP FUNDS
Notes to Financial Statements
June 30, 2018 (unaudited) — (Continued)

A quorum was not met; therefore, the proposals were not approved and the meeting was closed.
Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

Supplemental Information
World Funds Trust (The “Trust”)
June 30, 2018 (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in each Funds’ portfolio is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent six months ended June 30 is available on or through the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Funds file with the SEC a complete schedule of portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

REMS GROUP FUNDS
Fund Expenses (unaudited)

Fund Expenses Example
As a shareholder, you incur two types of costs: (1) transaction costs including redemption fees on certain redemptions made within 90 days of purchase (Institutional and Platform shares of REMS 50/50 and REMS International) and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, January 1, 2018 for REMS Value, REMS 50/50 Institutional and Platform Classes, as well as REMS International Institutional Class, and April 20, 2018 for REMS International Class Z, and held for the period ended June 30, 2018.
Actual Expenses Example
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the period ended” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees on certain redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

REMS GROUP FUNDS
Fund Expenses (unaudited) — (Continued)

		Ending		Expenses Paid
	Beginning	Account	Annualized	During
	Account	Value	Expense	Period Ended**
	Value*	(6/30/18)	Ratio****	(6/30/18)
REMS Value
Institutional Class Actual	$1,000	$1,001.45	1.44%	$7.15
Institutional Class Hypothetical***	$1,000	$1,017.80	1.44%	$7.20
Platform Class Actual	$1,000	$ 999.78	1.69%	$8.38
Platform Class Hypothetical***	$1,000	$1,016.55	1.69%	$8.45
REMS 50/50
Institutional Class Actual	$1,000	$ 996.06	0.78%	$3.86
Institutional Class Hypothetical***	$1,000	$1,021.10	0.78%	$3.91
Platform Class Actual	$1,000	$ 995.86	1.03%	$5.10
Platform Class Hypothetical***	$1,000	$1,019.85	1.03%	$5.16
REMS International
Institutional Class Actual	$1,000	$1,016.21	0.56%	$2.80
Institutional Class Hypothetical***	$1,000	$1,022.20	0.56%	$2.81
Class Z Actual	$1,000	$ 992.51	0.52%	$1.01
Class Z Hypothetical***	$1,000	$1,022.39	0.52%	$1.03

*	Beginning account values are as follows:
	REMS Value Institutional and Platform Class	1/1/18
	REMS 50/50 Institutional and Platform Class	1/1/18
	REMS International Institutional Class	1/1/18
	REMS International Class Z	4/20/18
**
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value for the period, multiplied by 181 days in the most recent fiscal half year divided by 365 days in the current year.

***	5% return before expenses
****
For the period ended June 30, 2018, fees waived by the Advisor reduced the annualized expense ratio by 0.10% and 0.14% for the REMS Value Institutional Class and Platform Class, respectively, by 0.17% and 0.23% for the REMS 50/50 Institutional and Platform Class, respectively and by, 0.85% and 0.85% for the REMS International Institutional Class and Class Z, respectively.

REMS GROUP FUNDS
Important Disclosure Statements

The Funds' prospectus contains important information about the Funds’ investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Funds’ past performance does not guarantee future results. The investment return and principal value of an investment in the Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Funds’ prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.
Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550.
Information provided with respect to the Funds’ Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of June 30, 2018 and are subject to change at any time.
The opinions presented in this document are those of the portfolio manager as of the date of this report and may change at any time. Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

[THIS PAGE INTENTIONALLY LEFT BLANK]

Investment Advisor:
Real Estate Management Services Group, LLC
1100 Fifth Avenue South, Suite 305
Naples, Florida 34102
Distributor:
First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
Independent Registered Public Accounting Firm:
Tait, Weller and Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103
Transfer Agent:
Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
Legal Counsel:
Practus™ LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211
More Information:
For 24 hours, 7 days a week price information, and other shareholder services, call Commonwealth Fund Services, Inc. toll-free at (800) 673-0550.

REMS Group

REAL ESTATE MANAGEMENT SERVICES GROUP, LLC

For the Six Months Ended June 30, 2018 (unaudited)

Semi-Annual Report to Shareholders

SELECT VALUE REAL ESTATE SECURITIES FUND

SELECT VALUE REAL ESTATE SECURITIES FUND
Table of Contents
June 30, 2018 (unaudited)

1

SELECT VALUE REAL ESTATE SECURITIES FUND
Portfolio Holdings by Industry
As of June 30, 2018 (unaudited)

2

SELECT VALUE REAL ESTATE SECURITIES FUND
Portfolio Holdings by Industry
As of June 30, 2018 (unaudited)
3

SELECT VALUE REAL ESTATE SECURITIES FUND
Schedule of Investments
June 30, 2018 (unaudited)

		Fair
Security Description	Shares	Value

COMMON STOCK – 80.11%
Diversified/Other – 26.38%
Equinix, Inc.	1,250	$ 537,363
Gramercy Property Trust	151,400	4,136,248
The Howard Hughes Corp.*	30,600	4,054,500
iStar Financial, Inc.*	455,300	4,912,687
JBG SMITH Properties	77,600	2,830,072
Kennedy-Wilson Holdings, Inc.	278,800	5,896,620
VEREIT, Inc.	587,900	4,373,976
		26,741,466
Healthcare – 6.94%
Brookdale Senior Living Inc.*	226,600	2,059,794
HCP, Inc.	192,700	4,975,514
		7,035,308
Hotel – 7.78%
Hersha Hospitality Trust	190,700	4,090,515
RLJ Lodging Trust	172,200	3,797,010
		7,887,525
Multi-Family/Housing – 13.22%
American Homes 4 Rent	213,600	4,737,648
Catchmark Timber Trust, Inc.	287,100	3,654,783
Five Point Holdings, LLC*	62,700	705,375
Rayonier Inc.	27,100	1,048,499
William Lyon Homes - Class “A”*	140,400	3,257,280
		13,403,585
Office/Industrial – 21.42%
Brandywine Realty Trust	281,500	4,751,720
City Office REIT, Inc.	332,900	4,271,107
Cousins Properties	514,500	4,985,505
Empire State Realty Trust Inc. “A”*	204,800	3,502,080
Jernigan Capital, Inc.	137,400	2,618,844
Liberty Property Trust	21,900	970,827
New York REIT, Inc.*	33,600	612,864
		21,712,947
Retail – 4.37%
Brixmor Property Group, Inc.	254,200	4,430,706
TOTAL COMMON STOCK		81,211,537
(Cost: $78,738,908)

See Notes to Financial Statements

4

SELECT VALUE REAL ESTATE SECURITIES FUND
Schedule of Investments
June 30, 2018 (unaudited) (Continued)

		Fair
Security Description	Shares	Value

PREFERRED STOCK – 9.12%
Diversified/Other – 5.27%
Colony Capital Inc., Series J, 7.125%, 9/22/2022	96,200	$ 2,236,650
iStar Financial, Inc., Series G, 7.650%, 6/6/2018	35,700	887,145
iStar Financial, Inc., Series I, 7.500%, 6/6/2018	36,200	904,638
VEREIT Inc., Series F, 6.700%, 1/3/2019	52,200	1,311,264
		5,339,697
Hotel – 0.99%
Summit Hotel Properties, Series E, 6.250%, 11/13/2022	41,705	1,005,090
Multi-Family/Housing – 1.42%
American Homes 4 Rent, Series E, 6.350%, 6/29/2021	57,160	1,436,431
Office – 1.44%
City Office REIT, Series A, 6.625%, 10/04/2021	60,200	1,464,666
TOTAL PREFERRED STOCKS		9,245,884
(Cost: $9,358,493)

EXCHANGE TRADED FUNDS – 2.00%
REAL ESTATE – 2.00%
Real Estate Select Sector SPDR® ETF	62,000	2,028,020
(Cost: $1,968,940)

MONEY MARKET – 9.44%
Money Market Fiduciary, 0.0685%**	9,569,055	9,569,055
(Cost: $9,569,055)
NET INVESTMENTS IN SECURITIES – 100.67%
(Cost: $99,635,396)		102,054,496
Liabilities in excess of other assets – (0.67)%		(677,611)
NET ASSETS – 100.00%		$101,376,885

*	Non-income producing
**	Effective 7 day yield as of June 30, 2018
See Notes to Financial Statements
5

SELECT VALUE REAL ESTATE SECURITIES FUND
Statement of Assets and Liabilities
June 30, 2018 (unaudited)

ASSETS
Investments at fair value (identified cost of $99,635,396)	$102,054,496
Receivable for securities sold	21,913
Dividends and interest receivable	397,480
Receivable for capital stock sold	25,000
Prepaid expenses	56,361
TOTAL ASSETS	102,555,250

LIABILITIES
Liability at brokers	17,030
Payable for securities purchased	1,098,276
Accrued interest payable	717
Accrued investment management fees	57,748
Accrued transfer agency fees	81
Other accrued expenses	4,513
TOTAL LIABILITIES	1,178,365
NET ASSETS	$101,376,885

Net Assets Consist of:
Paid-in-capital	$101,059,395
Accumulated net investment income	210,119
Accumulated net realized gain (loss) on investments	(2,311,729)
Accumulated net unrealized appreciation (depreciation) on investments	2,419,100
Net Assets	$101,376,885

NET ASSET VALUE PER SHARE
Class Z Shares:
Net Assets	$101,376,885
Shares Outstanding (Unlimited number of shares authorized without par value)	10,299,718
Net Asset Value, Offering and Redemption Price Per Share	$9.84

See Notes to Financial Statements
6

SELECT VALUE REAL ESTATE SECURITIES FUND
Statement of Operations
Six Months ended June 30, 2018 (unaudited)

INVESTMENT INCOME
Dividends	$1,641,243
Interest	5,887
Total investment income	1,647,130

EXPENSES
Investment management fees (Note 2)	308,086
Recordkeeping and administrative services (Note 2)	12,386
Accounting fees (Note 2)	10,818
Custodian fees	5,367
Transfer agent fees (Note 2)	4,950
Professional fees	18,286
Filing and registration fees	14,727
Trustees fees	2,096
Compliance fees	2,766
Shareholder reporting	4,858
Dividend expense	13,758
Interest expense on securities sold short	6,212
Other	8,864
Total expenses	413,174
Net investment income (loss)	1,233,956

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(2,397,097)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	2,675,728
Net realized and unrealized gain (loss) on investments	278,631
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,512,587

See Notes to Financial Statements
7

SELECT VALUE REAL ESTATE SECURITIES FUND
Statement of Changes in Net Assets

	Six months	Period
	ended	October 31,
	June 30,	2017** to
	2018	December 31,
	(unaudited)	2017
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$1,233,956	$165,172
Net realized gain (loss) on investments	(2,397,097)	85,368
Net increase (decrease) in unrealized appreciation (depreciation)
of investments	2,675,728	(256,628)
Increase (decrease) in net assets from operations	1,512,587	(6,088)
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class Z	(1,189,009)	—
Decrease in net assets from distributions	(1,189,009)	—
CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Class Z	46,023,592	56,004,360
Shares redeemed
Class Z	(938,628)	(29,929)
Increase (decrease) in net assets from capital stock transactions	45,084,964	55,974,431
NET ASSETS
Increase (decrease) during period	45,408,542	55,968,343
Beginning of period	55,968,343	—
End of period*	$101,376,885	$55,968,343
*Includes undistributed net investment income (loss) of:	$210,119	$165,172

**	Inception Date
See Notes to Financial Statements
8

SELECT VALUE REAL ESTATE SECURITIES FUND
Financial Highlights
Selected per Share Data Throughout each Period

	Class Z Shares(1)
	Six months		Period
	ended		October 31,
	June 30,		2017*** to
	2018		December 31,
	(unaudited)		2017
Net asset value, beginning of period	$10.02		$10.00
Investment activities
Net investment income (loss)	0.13		0.04
Net realized and unrealized gain (loss) on investments	(0.20)		(0.02)
Total from investment activities	(0.07)		0.02
Distributions
Net investment income	(0.11)		—
Total distributions	(0.11)		—
Net asset value, end of period	$9.84		$10.02
Total Return	(0.54	%)**	0.20	%**
Ratios/Supplemental Data
Ratio to average net assets
Expenses	0.94	%*	0.90	%*
Net investment income	2.80	%*	2.21	%*
Portfolio turnover rate	15.17	%**	0.92	%**
Net assets, end of period (000’s)	$101,377		$55,968

*	Annualized
**	Not annualized
***	Inception Date
(1)	Per share amounts calculated using the average number of shares outstanding throughout the year.
See Notes to Financial Statements
9

SELECT VALUE REAL ESTATE SECURITIES FUND
Notes to Financial Statements
June 30, 2018 (unaudited)

Note 1 – Significant Accounting Policies
The Select Value Real Estate Securities Fund (the "Fund") is a diversified series of the World Funds Trust (the “Trust”) which was organized as a Delaware statutory trust on April 9, 2007 and is registered under the Investment Company Act of 1940, as amended, as an open-end management company. The Fund commenced operations on October 31, 2017. The Fund currently offers Class Z Shares only.
The investment objective of the Fund is to achieve long-term capital growth and current income through a portfolio of publicly traded real estate securities that may include equity REITs, mortgage REITs, REIT preferreds and other publicly traded companies whose primary business is in the real estate industry.
The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
Security Valuation
The Fund’s securities are valued at current market prices. Investments in securities traded on the national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the NAV is determined as of such times.
The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an
10

SELECT VALUE REAL ESTATE SECURITIES FUND
Notes to Financial Statements
June 30, 2018 (unaudited) — (Continued)

event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are in U.S. equity securities traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.
When the Fund uses fair value pricing to determine the NAV per share of a Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Trust’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.
The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.
Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
11

SELECT VALUE REAL ESTATE SECURITIES FUND
Notes to Financial Statements
June 30, 2018 (unaudited) — (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2018:
		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Common Stocks	$81,211,537	$—	$—	$81,211,537
Preferred Stocks	9,245,884	—	—	9,245,884
Exchange Traded Funds	2,028,020	—	—	2,028,020
Money Market	9,569,055	—	—	9,569,055
	$102,054,496	$—	$—	$102,054,496

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and industry.
There were no transfers into or out of any levels during the six months ended June 30, 2018. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period. The Fund held no Level 3 securities at any time during the six months ended June 30, 2018.
Security Transactions and Income
Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.
The Fund uses a major financial institution as their prime broker to process securities transactions and to provide custodial and other services. Any cash balances include amounts of “restricted cash” consisting of proceeds from securities sold, not yet purchased. Cash balances maintained in the custody of the prime broker bear interest based on the prime rate. The Fund also borrows on margin for security purchases.
Securities are held as collateral by the prime broker against margin obligations. The clearance agreements permit the prime broker to pledge or otherwise hypothecate the Fund’s investment securities subject to certain limitations. The prime broker may also sell such securities in limited instances where required collateral is not posted in a timely manner. These arrangements subject the Fund to concentration of credit risk with respect to the prime broker.
12

SELECT VALUE REAL ESTATE SECURITIES FUND
Notes to Financial Statements
June 30, 2018 (unaudited) — (Continued)

Accounting Estimates
In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Federal Income Taxes
The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.
Management has reviewed the Fund’s tax positions for the open tax year (2017) and expected to be taken in the 2018 tax return and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change.
Reclassification of Capital Accounts
GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the six months ended June 30, 2018, there were no such reclassifications.
Real Estate Investment Trust Securities
The Fund has made certain investments in real estate investment trusts (“REITs”) which make distributions to their shareholders based upon available funds from operations. Each REIT reports annually the tax character of its distribution. Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain and return of capital reported by the REITs. It is common for these distributions to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such distributions being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its quarterly distributions to its shareholders
13

SELECT VALUE REAL ESTATE SECURITIES FUND
Notes to Financial Statements
June 30, 2018 (unaudited) — (Continued)

and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital. Management does not estimate the tax character of REIT distributions for which actual information has not been reported.
Short Sales
A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in market price. Currently, the Fund engages in selling securities short. To sell a security short, the Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sell short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and cash securities deposited in a segregated account with the Fund’s custodian. The Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. The Fund will realize a gain if there is a decline in price of the security between those dates where the decline exceeds costs of the borrowing of the security and other transaction costs. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited in size. Until the Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral will at least equal the current market value of the security sold short. Any realized gain will be decreased, and any realized loss increased by the amount of transaction costs. As of June 30, 2018, the Fund held no securities short.
The collateral includes the deposits with brokers for securities sold short and certain long-term investments held long as shown in the Schedule of Investments. For the six months ended June 30, 2018, short debit fees associated with such transactions were $6,120.
Note 2 – Investment Advisory Agreement and Other Transactions with Affiliates
Pursuant to an Investment Advisory Agreement, the Advisor, Real Estate Management Services Group (“REMS”), provides investment Advisory services for an annual fee of 0.70% of the average daily net assets of the Fund.
The Advisor received $308,086 in such fees for the six months ended June 30, 2018.
14

SELECT VALUE REAL ESTATE SECURITIES FUND
Notes to Financial Statements
June 30, 2018 (unaudited) — (Continued)

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator, transfer and dividend disbursing agent and pricing agent. For the six months ended June 30, 2018, the following fees were earned:
Administration	Transfer Agent	Accounting
$ 12,386	$ 4,950	$10,818

Certain officers of the Trust are also officers of CFS. Additionally, Practus™ LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus™ LLP. Mr. Lively receives no special compensation from the Trust or the Fund for serving as an officer of the Trust.
Note 3 – Investments
The cost of purchases and the proceeds from sales of securities other than short-term notes for the six months ended June 30, 2018 were as follows:
Purchases	Sales
$56,460,599	$11,156,300

These amounts do not include the following:
Proceeds from short sales	Sales of short securities
$6,038,762	$5,884,909

Note 4 – Distributions to Shareholders and Tax Components of Capital
Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.
Monthly income dividends declared by the Fund are reallocated at December 31 to ordinary income, capital gains, and return of capital to reflect their tax character.
15

SELECT VALUE REAL ESTATE SECURITIES FUND
Notes to Financial Statements
June 30, 2018 (unaudited) — (Continued)

The tax character of distributions paid during the six months ended June 30, 2018 was as follows:
Period
	Six months	October 31,
	ended	2017* to
	June 30, 2018	December 31,
	(unaudited)	2017
Distributions paid from:
Ordinary Income	$ 1,189,009	$ —

* Inception date

As of June 30, 2018, the components of distributable earnings on a tax basis were as follows:
Accumulated net investment income (loss)	$210,119
Accumulated net realized gain (loss)	(2,311,729)
Net unrealized appreciation on investments	2,419,100
$317,490

As of June 30, 2018, the cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:
Total
	Gross	Gross	Unrealized
	Unrealized	Unrealized	Appreciation
Cost	Appreciation	Depreciation	(Depreciation)
$99,635,396	$4,423,848	$(2,004,748)	$2,419,100

Note 5 – Capital Stock Transactions
Capital stock transactions were:
		Period
	Six months	October 31,
	ended	2017 to
	June 30, 2018	December 31,
	(unaudited)	2017
	Class Z Shares	Class Z Shares
Shares sold	$4,813,469	$5,589,910
Shares redeemed	(100,673)	(2,988)
Net increase (decrease)	$4,712,796	$5,586,922

16

SELECT VALUE REAL ESTATE SECURITIES FUND
Notes to Financial Statements
June 30, 2018 (unaudited) — (Continued)

Note 6 – Risks and Concentrations
The Fund concentrates its assets in the real estate industry. An investment in the Fund involves many of the risks of investing directly in real estate such as declining real estate values, changing economic conditions and increasing interest rates. The Fund also engages in borrowing for leverage. The Fund has the ability to borrow funds (leverage) on a secured basis to invest in portfolio securities. However, the Fund may have no leverage for an extended period of time when the Fund believes that leverage is not in the best interest of the Fund. Borrowings can be made only to the extent that the value of the Fund’s assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including proposed borrowing).
Leverage creates an opportunity for increased income and capital appreciation but at the same time, it creates special risks that will increase the Fund’s exposure to capital risk. There is no assurance that the use of a leveraging strategy will be successful during any period in which it is used.
The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns. If the Fund does borrow, its expenses will be greater than comparable mutual funds that do not borrow for leverage. To secure the Fund’s obligation on these loans, the Fund will pledge portfolio securities in an amount deemed sufficient by the lender. Pledged securities will be held by the lender and will not be available for other purposes. The Fund will not be able to sell pledged securities until they are replaced by other collateral or released by the lender. Under some circumstances, this may prevent the Fund from engaging in portfolio transactions it considers desirable. The lender may increase the amount of collateral needed to cover a loan or demand repayment of a loan at any time. This may require the Fund to sell assets it would not otherwise choose to sell at that time.
To the extent the income or capital appreciation derived from securities purchases with Fund assets received from leverage exceeds the cost of leverage, the Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchases with such Fund assets is not sufficient to cover the cost of leverage, the Fund’s return will be less than it would have been if no leverage had been used. Nevertheless, the Fund may determine to maintain the Fund’s leveraged position if it deems such action to be appropriate under the circumstances.
17

SELECT VALUE REAL ESTATE SECURITIES FUND
Notes to Financial Statements
June 30, 2018 (unaudited) — (Continued)

The Fund has a leverage agreement with ConvergEx Group. The interest rate charged for these borrowings is Fed Fund open rate plus 50 basis points. During the six months ended June 30, 2018 the interest was as follows:
Outstanding	Weighted	Maximum	Outstanding
average daily	average	amount	balance as of	Interest
balance	interest rate	outstanding	6/30/2018	Expense
$751	1.51%	$17,030	$17,030	$92

Note 7 – Subsequent Events
Management has evaluated all transactions and events subsequent to the date of the balance sheet through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.
18

Supplemental Information
World Funds Trust (The “Trust”)
June 30, 2018 (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 will be available on or through the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings will be available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
19

SELECT VALUE REAL ESTATE SECURITIES FUND
Fund Expenses (unaudited)

Fund Expenses Example
As a shareholder, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, January 1, 2018 and held for the period ended June 30, 2018.
Actual Expenses Example
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees on certain redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
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SELECT VALUE REAL ESTATE SECURITIES FUND
Fund Expenses (unaudited) (Continued)

				Expenses Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	Ended
	1/1/2018	6/30/2018	Ratio*	6/30/2018
Class Z Actual	$1,000	$ 994.55	0.94%	$4.64
Class Z Hypothetical**	$1,000	$1020.31	0.94%	$4.70

*
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value for the period, multiplied by 181 days in the most recent period, divided by 365 days in the current year.

**	5% return before expenses
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Investment Advisor:
   Real Estate Management Services Group, LLC
   1100 Fifth Avenue South, Suite 305
   Naples, Florida 34102
Distributor:
   First Dominion Capital Corp.
   8730 Stony Point Parkway, Suite 205
   Richmond, Virginia 23235
Independent Registered Public Accounting Firm:
   Tait, Weller and Baker LLP
   1818 Market Street, Suite 2400
   Philadelphia, Pennsylvania 19103
Transfer Agent, Fund Accounting and Fund Administration:
   Commonwealth Fund Services, Inc.
   8730 Stony Point Parkway, Suite 205
   Richmond, Virginia 23235
Legal Counsel:
   Practus™ LLP
   11300 Tomahawk Creek Parkway, Suite 310
   Leawood, Kansas 66211
More Information:
For 24 hours, 7 days a week price information, and other shareholder services, call Commonwealth Fund Services, Inc. toll-free at (800) 673-0550.
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ITEM 2.                      CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.                      AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.                      PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.                      AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.                      SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.                      DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.                      PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.                      PURCHASES OF EQUITY SECURITIES BY CLOSED-ENDMANAGEMENT INVESTMENT COMPANY AND AFFILIATEDPURCHASERS.

Not applicable.

ITEM 10.                      SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.                      CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.                      EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by  this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ David A. Bogaert
David A. Bogaert Principal Executive Officer
Date: September 7, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ David A. Bogaert
David A. Bogaert Principal Executive Officer
Date: September 7, 2018

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Financial Officer
Date: September 7, 2018

* Print the name and title of each signing officer under his or her signature.